AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 04/02/2018

FILE NOS:

811-08638 & 333-47207

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]

Pre-Effective Amendment No.

[     ]

Post-Effective Amendment No.

[27]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

[ X ]

Amendment No.

[28]

(Check appropriate box or boxes.)

TANAKA FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

369 Lexington Avenue, 20th Floor

New York, NY  10017

(Address of Principal Executive Office)

212-490-3380

(Registrant's Telephone Number, including Area Code)

Mr. Graham Y. Tanaka

369 Lexington Avenue, 20th Floor

New York, NY  10017

(Name and Address of Agent for Service)

With a copy to:

Mr. David D. Jones, Esq.

20770 Hwy 281 N, Suite 108-619

San Antonio, TX 78258

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

[X]

immediately upon filing pursuant to paragraph (b)

[  ]

on April 2, 2018 pursuant to paragraph (b)

[  ]

60 days after filing pursuant to paragraph (a)(1)

[  ]

on (date) pursuant to paragraph (a)(1)

[  ]

75 days after filing pursuant to paragraph (a)(2)

[  ]

on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[  ]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TANAKA GROWTH FUND

PROSPECTUS

CLASS R SHARES

Ticker:  TGFRX

Dated April 2, 2018

369 Lexington Avenue, 20th Floor

New York, New York 10017

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Section 1 | Fund Summary

This section provides you with an overview of the Fund, including investment objectives, fees and expenses, and historical performance information.

Investment Objective	1
Fees and Expenses	1
Example	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	2
Fund’s Past Performance	3
Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker/Dealers & Other Financial Intermediaries	4

Section 2 | Additional Information About Investment Strategies and Related Risks

This section sets forth additional information about the Fund.

Investment Objective	5
Advisor’s Investment Strategies	5
Principal Investment Risks	5
Non-Principal Strategies and Risks	6
Temporary Investments	6
Portfolio Holdings Disclosure	7

Section 3 | Who Manages Your Money

This section gives you a detailed discussion of our investment Advisor and Investment Managers

Investment Advisor	7
The Portfolio Managers	7

Section 4 | How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account

How To Buy Shares	7
How To Sell Shares	9

Section 5 | General Information

This section summarizes the Funds' distribution policies and other general Fund information

Dividends, Distributions and Taxes	10
Net Asset Value	10
Fair Value Pricing	11
Frequent Trading	11
Cost Basis	12
Distribution and Service Plans	12
General Information	12
Privacy Policy	13

Section 6 | Financial Highlights

This section provides the Fund's financial performance for the past five years.

Section 7 | For More Information

This section tells you how to obtain additional information relating to the Fund.

Section 1 | FUND SUMMARY

This section provides you with an overview of the Fund, including investment objectives, fees and expenses, and historical performance information.

INVESTMENT OBJECTIVE

The Fund's investment objective is growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Redemption Fees (as a percentage of amount redeemed within 5 days of purchase)	2.00%
Maximum Account Fee (1)	$8.00

(1) Applies to accounts with a balance of less than $1,000.  This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares.  For more information about this fee, please see Account Servicing Fee on page [11] of the Prospectus.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment.)

Management Fee	1.00%
Distribution/Service Fee (12b-1 Fees)	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	1.04%
Total Annual Operating Expenses	2.29%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$232	$715	$1,225	$2,626

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs the following principal investment strategies:

•

Normally investing in common stocks and other equity securities of small, medium and large capitalization companies.

•

Investing up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities.  The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

•

Investing in issues which the Fund's investment Advisor believes have superior capital growth potential.  Companies that meet or exceed specific criteria established by the investment manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the manager’s investment criteria.

While the Fund usually will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others, because the Advisor actively seeks the best investment opportunities regardless of sector.

2

For example, the Fund may be overweighted at times in the financial services, technology and/or pharmaceutical/health care sectors.  The sectors in which the Fund may be overweighted will vary at different points in an economic cycle.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to the following principal investment risks:

Management Risk - The Advisor's growth-oriented investment approach may fail to produce the intended results.

Smaller Company Risk - To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

•

The earnings and prospects of smaller companies are more volatile than larger companies.

•

Smaller companies may experience higher failure rates than do larger companies.

•

The trading volume of securities of smaller companies is normally less than that of larger companies and,

•

therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•

Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Single Company Investment Risk - Because the Fund may invest a larger portion of its assets in one or more companies than would a more diversified fund, the value of the Fund may disproportionately decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.  The value of an individual company can be more volatile than the market as a whole.

Market Risk – Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

Foreign Risk - To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company.  Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree.  These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;  (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price  volatility;  (iii) certain national policies which may restrict a Fund's investment opportunities; and  (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable  economic and political developments could be slowed or reversed by unanticipated events.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States.  Such markets historically have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

Non-Diversification Risk- As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Sector Risk-  If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting  that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.  For example, to the extent the Fund is overweighted in the financial services sector, the technology sector or the pharmaceutical/health care sector, it will be affected by developments affecting the applicable sector.  All three sectors are subject to changing government regulations that may limit profits and restrict services offered.  Companies in these sectors also may be significantly affected by intense competition.  In addition, the profitability of companies in the financial services industries can be significantly affected by the cost of capital and changes in interest rates, and technology and pharmaceutical/health care products may be subject to rapid obsolescence.

Volatility Risk- Common stocks tend to be more volatile than other investment choices.  The value of an individual company can be more volatile than the market as a whole.  This volatility affects the value of the Fund's shares.

3

THE FUND'S PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance).  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.tanaka.com and by calling toll-free 877-4 TANAKA.

YEAR-BY-YEAR ANNUAL RETURNS (FOR CALENDER YEARS ENDING ON DEC. 31)

During the periods shown, the highest return for a quarter was 27.45% (2nd quarter, 2009) and the lowest return was -32.77% (4th quarter, 2008).

*2012 includes the effect of one-time class action litigation settlements accruing to the Fund.  If those settlements were not included, performance would have been lower.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING ON DEC. 31 2017)

Average Annual Total Returns for the Fund's Class R Shares (for periods ending on December 31, 2017)	One Year	Five Years	Ten Years
Return Before Taxes	7.28%	10.06%	3.67%
After-Tax Return on Distributions	7.28%	10.06%	3.67%
Return After-Tax Return on Distributions and Sale of Fund Shares	4.12%	7.99%	2.89%
Russell 3000 Growth Index (reflects no deduction for fee, expenses or taxes)	29.59%	17.16%	9.93%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	29.64%	19.40%	11.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The above performance includes the effect of one-time class action litigation settlements accruing to the Fund in 2012.  If those settlements were not included, performance would have been lower.

4

MANAGEMENT

Investment Advisor- Tanaka Capital Management, Inc.

Portfolio Manager- Graham Tanaka has served as portfolio manager to the Fund since its inception in December, 1998.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.   The minimum initial investment in Class R shares of the Fund is $2,000 and minimum subsequent investments are $500.  There are no minimums for purchases or exchanges through employer-sponsored retirement plans.  The Fund shares are redeemable on any business day by contacting your financial Advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

5

Section 2 | Additional Information About Investment Strategies and Related Risks

This section sets forth additional information about the Fund.

INVESTMENT OBJECTIVE- The Fund attempts to achieve growth of capital.

ADVISOR'S INVESTMENT STRATEGIES AND INVESTMENT PROCESS

The Fund's investment Advisor invests primarily in common stocks and other equity securities of small, medium and large capitalization companies for the Fund.  The Fund will invest primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities.  The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

The Fund's investments in equity securities will generally consist of issues which the Fund's investment Advisor, Tanaka Capital Management, Inc. (the “Advisor”), believes have capital growth potential due to factors such as:

•

rapid growth in demand in existing markets;

•

expansion into new markets;

•

new product introductions;

•

reduced competitive pressures;

•

cost reduction programs;

•

changes in management; and

•

other fundamental changes which may result in improved earnings growth or increased asset values.

The Advisor relies on research, management meetings and industry contacts to identify:

•

companies with above-average long-term earnings growth potential that could exceed market expectations;

•

industries that are positioned to participate in strong demographic, societal or economic trends; and

•

companies within those industries that have a particular competitive advantage or niche.

The Advisor may sell a security when:

•

the fundamentals of the company decline;

•

the security reaches a target price or price-to-earnings ratio; or

•

the Advisor determines to reallocate assets to a security with superior capital growth potential.

While the Fund usually will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others, because the Advisor actively seeks the best investment opportunities regardless of sector.  For example, the Fund may be overweighted at times in the financial services, technology and/or   pharmaceutical/health care sectors.  The sectors in which the Fund may be overweighted will vary at different points in an economic cycle.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to the following principal investment risks:

Management Risk- The Advisor's growth-oriented investment approach may fail to produce the intended results.

Smaller Company Risk- To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

•

The earnings and prospects of smaller companies are more volatile than larger companies.

•

Smaller companies may experience higher failure rates than do larger companies.

•

The trading volume of securities of smaller companies is normally less than that of larger companies and,

•

therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•

Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Single Company Investment Risk- Because the Fund may invest a larger portion of its assets in one or more companies than would a more diversified fund, the value of the Fund may disproportionately decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.  The value of an individual company can be more volatile than the market as a whole.

6

Market Risk- Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

Foreign Risk- To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company.  Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree.  These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;  (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price  volatility;  (iii) certain national policies which may restrict a Fund's investment opportunities; and  (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable  economic and political developments could be slowed or reversed by unanticipated events.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States.  Such markets historically have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

Non-Diversification Risk- As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Sector Risk-  If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting  that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.  For example, to the extent the Fund is overweighted in the financial services sector, the technology sector or the pharmaceutical/health care sector, it will be affected by developments affecting the applicable sector.  All three sectors are subject to changing government regulations that may limit profits and restrict services offered.  Companies in these sectors also may be significantly affected by intense competition.  In addition, the profitability of companies in the financial services industries can be significantly affected by the cost of capital and changes in interest rates, and technology and pharmaceutical/health care products may be subject to rapid obsolescence.

Volatility Risk- Common stocks tend to be more volatile than other investment choices.  The value of an individual company can be more volatile than the market as a whole.  This volatility affects the value of the Fund's shares.

Is the Fund Right For You?

The Fund may be suitable for:

1.

long-term investors seeking a fund with a growth investment strategy;

2.

investors who can tolerate the greater risks associated with common stock investments;

3.

investors willing to accept the greater market price fluctuations of smaller companies;

4.

investors who can tolerate the increased risks of foreign and emerging market securities; or

5.

investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund.

NON-PRINCIPAL STRATEGIES AND RISKS

The investment objective of the Fund may be changed by the Board of Directors at any time, without shareholder approval.  If the Board changes the Fund's investment objective, shareholders will be given at least thirty (30) days prior written notice before such change takes effect.

From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments or repurchase agreements.  If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.  The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

7

PORTFOLIO HOLDINGS DISCLOSURE

A description of the policies and procedures employed by the Funds with respect to the disclosure of Fund portfolio holdings is available in the Funds' Statement of Additional Information (“SAI”), dated April 2, 2018.

Section 3 | Who Manages Your Money

This section gives you a detailed discussion of our investment Advisor and Investment Managers

THE INVESTMENT ADVISOR

Tanaka Capital Management, Inc., 369 Lexington Avenue, 20th Floor, New York, New York 10017, serves as investment Advisor to the Fund (the "Advisor").  Tanaka Capital Management, Inc. has been providing portfolio management services since its founding, in 1986, by Graham Y. Tanaka.  As of February 28, 2018, in addition to the assets of the Fund, the Advisor managed other assets of approximately $32.8 million.

For the fiscal year ended November 30, 2017, the Fund paid the Advisor a fee equal to 1.00% of its average daily net assets.  The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Information relating to the matters considered by the Fund's Board of Directors in renewing the advisory agreement may be found in the Fund's latest annual report, dated November 30, 2017.

THE PORTFOLIO MANAGER

Graham Y. Tanaka has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in December 1998.  Mr. Tanaka has more than 25 years of experience managing a mutual fund portfolio, and has over 40 years of experience managing investment portfolios for private clients.  From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust.  He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980.  Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986.  He is a member of The Electronic Analyst Group.  Mr. Tanaka currently serves on the board of TransAct Technologies, Inc.  He is a 1971 graduate of Brown University (A.B., Sc.B.), a 1973 graduate of Stanford University (MBA) and a Chartered Financial Analyst (CFA).  Mr. Tanaka is the author of "Digital Deflation: The Productivity Revolution And How It Will Ignite The Economy" (McGraw-Hill Companies, 2004).

Additional information regarding the Advisor, the number and types of clients managed by the Advisor, and a discussion of the methods by which Advisor's investment personnel are compensated may be found in the Fund's SAI dated April 2, 2018.

Section 4 | How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account

HOW TO BUY SHARES

Minimum Investments- The minimum initial investment in Class R shares of the Fund is $2,000 and minimum subsequent investments are $500.  The Fund may waive the minimum under certain circumstances.  The Fund offers only Class R no-load shares to the public.

Initial Purchase-  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents and may take additional steps to verify your identity.  We may not be able to open an account or complete a transaction for you until we are able to verify your identity

Purchasing Shares by Mail- To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to the TANAKA Growth Fund, and mail the form and via U.S. mail or overnight courier service to:

TANAKA Growth Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

8

Your check to purchase Fund shares must have the same address as the application.

Purchasing Shares by Wire Transfer- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Mutual Shareholders Services, LLC the Fund's transfer agent at 877-4-TANAKA to set up your account and obtain an account number.  You should be prepared at that time to provide the information on the application.  Then, provide your bank with the following information for purposes of wiring your investment:

Huntington National Bank

ABA #044000024

For Credit to: MSS FBO The TANAKA Growth Fund

DDA# 01892344517

Additional Information:

 Shareholder Name (Insert Shareholder Name)

 Shareholder Account # (Insert Shareholder Account #)

You must also mail a signed application to Mutual Shareholders Services, LLC, at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  There is presently no fee for the receipt of wired funds.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application form with Mutual Shareholders Services, LLC before any of the shares purchased can be redeemed.  Either fill out and mail the Account Application form included with this Prospectus, or call Mutual Shareholders Services, LLC and they will send you an application.  You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Purchases Through Financial Institutions- You may purchase and redeem shares of the Fund through brokers and other financial institutions that have entered into sales agreements with the Fund's distributor.  These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.  These institutions are authorized to designate other intermediaries to receive purchase and redemption requests on the Fund's behalf.  The Fund is not responsible for the failure of any institution to promptly forward these requests.

If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures,  which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different  from, those applicable to shareholders who invest in the Fund directly.  You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by the institution.  If you purchase Fund shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name.  There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

Additional Investments- You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment.  Each additional mail purchase request must contain:

•

your name;

•

the name of your account(s);

•

your account number(s); and

•

a check made payable to the TANAKA Growth Fund.

Automatic Investment Plan- You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application, obtainable from the transfer agent or your broker-dealer or other financial institution with whom you have an account.  Investments may be made monthly or quarterly.  You may terminate the automatic investment or change the amount of your monthly purchase at any time by written notification to the transfer agent.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans- Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs");  simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred

9

investment plans (for employees of public school systems and certain types of charitable  organizations); and other qualified retirement plans.  You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax Advisor regarding these plans.  You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call the Fund's transfer agent about the IRA custodial fees.

Account Servicing Fee- The Fund imposes a quarterly account servicing fee of $2 to investors whose investment in a Fund, for any reason, falls below $1,000.  For investors in the Automatic Investment Plan (“AIP”), the quarterly account servicing fee may apply to all AIP accounts that cease contributions before reaching the applicable account minimum.

If the quarterly account servicing fee is charged, the Funds will determine the amount of your investment four times per year, generally the last Friday in March, June, September and December. If your account is less than the applicable minimum, shares in your account will automatically be redeemed to pay the fee. The quarterly servicing fee is intended to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long-term. The Funds may, in limited circumstances and in their sole discretion, waive the imposition of the quarterly servicing fee.

Other Purchase Information- The Fund may limit the amount of purchases and refuse to sell to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.  Checks must be made payable to the Fund.  The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification.  Signature guarantee stamps may be required on identification documentation.  All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

HOW TO SELL SHARES

You may receive redemption payments by check or federal wire transfer.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption.  A wire transfer of $15.00 currently is charged to defray custodial changes for wire redemptions.  This fee is subject to change.  Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.  If you redeem your shares through a broker-dealer or other financial institution, you may be charged a fee by that institution.

Redeeming Shares by Mail- To redeem some or all of your shares by mail, simply send a request for redemption to the Fund via U.S. Mail or overnight courier service to:

TANAKA Growth Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Your request for a redemption must include the following information:

•

the Fund name;

•

your account number;

•

the account name(s), exactly as it (they) appear(s) on the account;

•

the account address; and

•

the dollar amount or number of shares you wish to redeem.

Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund's transfer agent receives your order in proper form.  To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered and contain all the information set forth above.  The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange.  Signature guarantees are for the protection of shareholders.  At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

Redeeming Shares by Telephone- You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 877-4-TANAKA.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption or

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exchange instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Redeeming Shares by Wire Transfer- If you have elected wire redemption privileges, the Fund will, upon request, transmit the proceeds of any redemption greater than $10,000 by federal funds wire to a bank account designated on your Account Application.  Any charge for wire redemptions will be deducted from your Fund account by redemption of shares.  If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.  All of the restrictions on telephone redemptions also apply to wire transfer redemptions, along with the disclaimers of liability by the Fund and transfer agent for acting on instructions they believe in good faith to be genuine.

Additional Redemption Information- If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at 877-4-TANAKA.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend  redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30 day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Directors determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax Advisor.

Section 5 | General Information

This section summarizes the Funds' distribution policies and other general Fund information

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in additional shares of the Fund unless you request cash distributions on your application or through a written request.  The Fund expects that its distributions will consist primarily of capital gains.

Taxes- In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  Because  distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax Advisor about your investment.

NET ASSET VALUE

The price you pay for your shares is based on the Fund's net asset value per share ("NAV").  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday).  The NAV is calculated by dividing the value of

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the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

FAIR VALUE PRICING

The Board of Directors has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Funds have adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.  However, the fund may invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be circumstances under which the Fund would hold a security that would need to be fair value priced.  Examples of when it would be likely that the Fund security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

FREQUENT TRADING

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV.  The Board of Directors is firmly opposed to allowing shareholders of any Fund to engage in these types of practices.  Accordingly, the Board of Directors, on behalf of the Fund, has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.  You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders.  Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers.  Market timers are shareholders who repeatedly purchase and redeem shares in one or more Funds in an attempt to gain short term advantages from their trading activity.  These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Board has implemented a 2% redemption fee on most shareholder redemptions of purchases held for less than five (5) days.  The only exceptions to this policy are:

1.

for redemptions of less than $2,500.

2.

for IRA accounts, qualified retirement plan participants and charitable trusts.

This early redemption fee applies uniformly to all accounts, whether the account is established directly or through a broker dealer.  There are no exceptions to this policy other than as noted above.  All amounts collected pursuant to the redemption fee shall accrue to the Fund from which the shares were redeemed.  The Fund's transfer agent, Mutual Shareholders Services, LLC, is responsible for implementing, monitoring and imposing the redemption fee as required.

Additionally, the Fund may take action even if shares are held longer than 5 days, if the trading is deemed by the Advisor to be disruptive for other reasons, such as an unusually large trade size.  As stated in the section of the prospectus above discussing purchases of shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Advisor has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where the Advisor has

12

identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Board prohibits the Fund, the Advisor and any person associated with either, from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares.  The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the Board concerning the implementation and effectiveness of those policies and procedures.

The Advisor is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only.  There is no assurance that the Advisor will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading. The actions of the Advisor are periodically reviewed with the Board of Directors.

COST BASIS

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered."  The Fund and its service providers do not provide tax advice.  You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.  The Fund has chosen the average cost method as its standing (default) cost basis method for all shareholders.  Under this method, the Fund will average the cost of all shares held by a shareholder for tax reporting purposes.  Each shareholder has the option to elect a different cost basis method by notifying the Fund in writing.  A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Fund's standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Fund's standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

DISTRIBUTION AND SERVICE PLANS

The Fund has adopted a plan under Rule 12b-1 that allows Class R Shares of the Fund to pay distribution and other fees for the sale and distribution of its shares and allows the class to pay for services provided to shareholders.  Class R shares are permitted to pay maximum annual 12b-1 fees of 0.25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.  The Fund may also, from time to time, compare its performance to one or more appropriate indices.

According to the law of Maryland under which the Fund is organized, and the Fund's Articles of Incorporation and by-laws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940.  Accordingly, the Fund will not hold annual shareholder meetings unless required to do so under the Act.   Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors.  The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

The Board of Directors of the Fund has approved a Code of Ethics (the “Code”) for the Fund and Advisor.   The Fund’s Principal Underwriter has also adopted a Code of Ethics which governs its activities as an Underwriter.  These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file

13

regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund.  The Board is responsible for overseeing the implementation of the Codes.  The Fund has filed copies of each Code with the Securities and Exchange Commission.  Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov).  Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects - The Fund collects the following nonpublic personal information about you:

>

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

>

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses - The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the  information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise  provide services to you.

Confidentiality and Security - The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

14

Section 6 | Financial Highlights

This section provides the Fund's financial performance for the past five years.

The ﬁnancial highlights table is intended to help you understand the Fund’s ﬁnancial performance for the past 5 years.  Certain information reﬂects ﬁnancial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Company, whose report, along with the Fund’s ﬁnancial statements, are included in the Fund's Annual Report, dated November 30, 2017, which is available upon request.

	Years Ended
	11/30/2017	11/30/2016	11/30/2015	11/30/2014	11/30/2013

Net Asset Value, at Beginning of Year	$ 20.46	$ 22.92	$ 19.37	$ 17.68	$ 11.68

Income From Investment Operations:
Net Investment Loss *	(0.35)	(0.23)	(0.31)	(0.31)	(0.28)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.47	(2.23)	3.86	2.00	6.28
Total from Investment Operations	2.12	(2.46)	3.55	1.69	6.00

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 22.58	$ 20.46	$ 22.92	$ 19.37	$ 17.68

Total Return **	10.36%	(10.73)%	18.33%	9.56%	51.37%(a)

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 14,402	$ 14,775	$ 17,982	$ 14,503	$ 14,281
Before Waivers or Recoupments
Ratio of Expenses to Average Net Assets	2.29%	2.29%	2.20%	2.30%	2.49%
Ratio of Net Investment Loss to Average Net Assets	(1.57)%	(1.13)%	(1.20)%	(1.46)%	(1.83)%
After Waivers or Recoupments
Ratio of Expenses to Average Net Assets	2.29%	2.31%	2.44%	2.45%	2.45%
Ratio of Net Investment Loss to Average Net Assets	(1.57)%	(1.15)%	(1.44)%	(1.61)%	(1.79)%
Portfolio Turnover	19.21%	76.98%	37.05%	26.36%	34.52%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

*** The Fund will impose a 2.00% redemption fee on shares redeemed within 5 days of purchase.

(a) The Fund's total return for the year ended November 30, 2013 would have been 32.19% if it had not received proceeds from securities litigations in the amount of $1,924,463.

15

Section 7 | For More Information

This section tells you how to obtain additional information relating to the Fund.

Several additional sources of information are available to you.  The Statement of Additional Information ("SAI"), incorporated into (made legally a part of) this prospectus by reference, contains detailed information on Fund policies and operations.  Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

Call the Fund at 877-4-TANAKA to request free copies of the Fund's current SAI, dated April 2, 2018, the Fund's audited annual report, dated November 30, 2017, and semi-annual report, dated May 31, 2017, or to request other information about the Fund and to make shareholder inquiries.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Fund on the EDGAR  Database on the SEC's Internet site at  http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-08683

16

TANAKA FUNDS, INC.

TANAKA GROWTH FUND

Ticker:  TGFRX

369 Lexington Avenue, 20th Floor

New York, NY 10017

877-4-TANAKA (Toll Free)

STATEMENT OF ADDITIONAL INFORMATION

April 2, 2018

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to supplement and should be read in conjunction with the TANAKA Growth Fund's Prospectus for Class R shares dated April 2, 2018 (the “Prospectus”). This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2017 (the "Annual Report"). A free copy of either the Prospectus or the Annual Report can be obtained by writing the TANAKA Funds, Inc., 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or by calling 877-4-TANAKA.  A copy of your requested document(s) will be mailed to you not later than three calendar days after receipt of your request.

TANAKA Funds, Inc. (the "Company"), is an open-end, management investment company, commonly known as a "mutual fund", and was organized on November 5, 1997 as a Maryland corporation.  The TANAKA Growth Fund (the

"Fund"), the sole series of the Company, is a non-diversified series organized on November 5, 1997.  The Fund commenced investment operations on December 30, 1998.  Terms used in this SAI have the same meanings as defined in the Prospectus, unless otherwise noted.

ADDITIONAL INFORMATION ON INVESTMENT TECHNIQUES

The investment policies of the Fund are described in the Fund's Prospectus.  The following discussion supplements the information in the Fund's Prospectus with respect to the types of securities in which the Fund may invest and the investment techniques it may use in pursuit of its investment objective.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities that are bonds, notes, debentures, preferred stocks and other securities,  which are convertible into common stocks that the Advisor deems suitable.  Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities.  Although, to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although  typically not as much as the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks.  Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

FOREIGN SECURITIES

The Fund generally invests primarily in the securities of companies domiciled in the United States, although the Fund may also invest up to 45% of its net assets, measured at the time of investment, in securities of foreign issuers which meet the same criteria for investment as domestic companies.  Such investments may be made directly in such issuers or indirectly through American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or open and closed-end investment companies.  It is possible that some material information about unsponsored ADRs and ADSs will not be available.

Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States.  Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon.  The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser.  Payment for securities without delivery may be required in certain foreign markets.  Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.  Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets.  Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements.  It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities.  Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.  Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because investments in foreign securities will usually involve currencies of foreign countries, and because the Fund may hold foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.  Although the Fund values its assets daily in terms of U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis.  It will do so from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  The Fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree.  These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;  (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility;  (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in  issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.  In the event of expropriation by a country, the Fund could lose a substantial portion of any investments it has made in the affected countries.  Further, no accounting standards exist in Eastern European countries.  Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States.  Such markets historically have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Fund may invest in shares of open-and closed-end investment companies that acquire equity securities of issuers in emerging markets countries.  By investing in shares of such investment companies, the Fund would indirectly pay a portion of the operating expenses, management expenses, and brokerage costs of such companies, as well as those of the Fund.  Federal securities laws impose limits on such investments with which the Fund will comply, and may affect the ability of the Fund to acquire or dispose of such shares.

WARRANTS

The Fund may invest up to 5% of its net assets, measured at the time of investment, in warrants or rights.  A warrant is a long-term option issued by a corporation that generally gives the investor the right to buy a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date.  Rights are similar to warrants, but normally have shorter durations.  If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.  The Fund will make such investments only if the underlying equity securities are deemed appropriate by the Advisor for inclusion in the Fund's portfolio.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements (which enables the Fund to employ its assets pending investment) during short periods of time.  Ordinarily, these agreements permit the Fund to maintain liquidity and earn higher rates of return than would normally be available from other short-term money-market instruments.

Under a repurchase agreement, the Fund buys an instrument and obtains a simultaneous commitment from the seller to repurchase the investment at a specified time and at an agreed upon yield to the Fund.  The seller is required to pledge cash and/or collateral which is equal to at least 100% of the value of the commitment to repurchase.  The collateral is held by the Fund's custodian.  The Fund will enter into only repurchase agreements involving U.S. government securities in which the Fund may otherwise invest.

The term "U.S. government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States government, and by various instrumentalities which have been established or sponsored by the United States government.  U.S. Treasury securities are backed by the "full faith and credit" of the United States.  Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

The Fund will always seek to perfect its security interest in the collateral.  If the seller of a repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines.  The Advisor monitors the value of the collateral to ensure that its value equals or exceeds the repurchase price and also monitors the financial condition of the issuer of the repurchase agreement.  If the seller defaults, the Fund may incur disposition costs in connection with liquidating the collateral of that seller.  If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements.  The Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time.  The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.  Such securities are subject to contractual or legal restrictions on subsequent transfer.  As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser.  In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.  If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.  Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Company is satisfied that  there is sufficient trading activity and reliable price information.  Investing in Rule 144A securities could have the  effect of increasing the level of illiquidity of the Fund's portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

INVESTMENT RESTRICTIONS

The policies set forth below are fundamental policies of the Fund and may not be changed without the prior approval of a “majority” of the outstanding voting securities of the Fund.  As used in this SAI, a "majority of the outstanding voting securities of the Fund" means the lesser of (i) 67% or more of the voting securities present at a shareholders  meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at such meeting; or (ii) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund may not:

1.

borrow money, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

2.

concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

3.

act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

4.

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

5.

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time; provided that the segregation of assets or other collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits  of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction,  and obligations for which the Fund segregates assets in accordance with securities regulatory requirements will not be deemed to be senior securities;

6.

purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real  estate, or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or

7.

purchase or sell physical commodities or contracts relating to physical commodities.

The Fund has voluntarily adopted certain policies and restrictions, which are observed in the conduct of its affairs.  These represent intentions of the Board of Directors based upon current circumstances.  They differ from fundamental investment policies in that they may be changed or amended by action of the Board of Directors without prior notice to or approval of shareholders.  The following policies are non-fundamental policies and may be changed without shareholder approval.  The Fund currently may not:

(a)

purchase or sell futures contracts or options thereon;

(b)

make short sales;

(c)

pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

(d)

purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions;

(e)

invest more than 15% of its net assets in securities which are illiquid or not readily marketable; and

(f)

write put or call options.

With the exceptions of the restrictions on borrowing and in holding illiquid securities, which are dynamic and must be adhered to under all circumstances, if a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

DIVIDENDS AND DISTRIBUTIONS

As described in the Prospectus, it is the policy of the Fund to distribute substantially all of its net investment income and net realized capital gains, if any, shortly after the close of the fiscal year (November 30th).

All dividend and capital gains distributions, if any, will be reinvested in full and fractional shares based on net asset value as determined on the ex-dividend date for such distributions.  Shareholders may, however, elect to receive all such payments, or the dividend or distribution portion thereof, in cash, by sending written notice to this effect to the transfer agent.  This written notice will be effective as to any subsequent payment if received by the transfer agent prior to the record date used for determining the shareholders' entitlement to such payment.  Such an election will remain in effect unless or until the transfer agent is notified by the shareholder in writing to the contrary.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Fund's board of Directors, decisions to buy and sell securities for the Fund and negotiation of their brokerage commission rates are made by the Advisor.  Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions.  In the case of securities traded in the over-the-counter market, there may be no stated commission.  However, where no commission is stated, the price paid by the Fund will usually include an undisclosed dealer commission or mark-up.  In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.  Pursuant to federal regulations, the Advisor may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.  For the fiscal years ended November 30, 2017, 2016, and 2015, the Fund paid brokerage commissions of $16,835, $33,206, and $13,134, respectively.

In selecting a broker to execute each particular transaction, the Advisor takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.  Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered.  For example, the Advisor will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund or the Advisor's other clients.  Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software.  Subject to such policies and procedures as the Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Advisor an amount of commission for effecting a portfolio  investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the  research service provided by such broker viewed in terms of either that particular transaction or the Advisor's ongoing  responsibilities with respect to the Fund.

Research and investment information is provided by these and other brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund.  While this information may be useful in varying degrees and may tend to reduce the Advisor's expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor's expenses in a determinable amount.  The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated.  The Advisor does so in accordance with its judgment of the best interests  of the Fund and its shareholders.

The Company and the Advisor have adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act.  The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund.  You may obtain a copy of the Code from the Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following discussion sets forth the Fund's policies and procedures with respect to the disclosure of Fund portfolio holdings.

Fund Service Providers - Fund Accounting Agent, Independent Auditor, Chief Compliance Officer and Custodian-  The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio on a real time basis.  For example, the Fund’s fund accounting agent is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio on behalf of the Fund.  The Fund also undergoes an annual audit which requires the Fund’s independent auditor to review the Fund’s portfolio.  In addition to the fund accounting agent, the Fund’s custodian also maintains an up-to-date list of the Fund’s holdings.  The Fund’s Chief Compliance Officer must also have access to the Fund’s portfolio in order to verify compliance with the Federal Securities laws.  Each of these parties is contractually and/or ethically prohibited from sharing the Fund’s portfolio with any third party unless specifically authorized by the Fund’s President, Secretary or Treasurer.

The Board of Directors monitors the services provided by each of the listed service providers to ensure each is complying the contractual terms or expectation of the arrangement.  If the Board is unsatisfied with any of these service providers the Board may terminate them accordingly.  Each of the entities discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Fund information obtained by such person, and (2) does not use such person's knowledge of Fund activities for their own personal benefit.  The Fund relies on the compliance departments of each entity to enforce its code.

Rating and Ranking Organizations-The Fund may from time to time provide its entire portfolio holdings of the Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg  L.P., and Thomson Financial Research.

The Fund’s management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information.  You should be aware that the Fund does not pay them or receive any compensation from them for providing this information.

Disclosure to Other Parties - the Fund is required under law to file a listing of the portfolio holdings of the Fund with the Securities and Exchange Commission on a quarterly basis.  The Fund prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Fund's web site.  No sooner than twenty days after the end of each month, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the month.  Currently, the Fund does disclose portfolio holdings to some brokerage firms and/or financial Advisors that the Fund has an existing relationship with or is hoping to initiate a new relationship with.  The Fund may disclose its portfolio holdings to other parties upon request.  Such disclosures are made only on the condition that the information be kept confidential.

Review - The Board reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to.   The Fund’s President, Secretary and Treasurer are authorized, subject to Board review, to make exceptions to the above-described policies.

PORTFOLIO TURNOVER

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with  maturities at the time of acquisition of one year or less.  A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.  Purchases and sales are made for the Fund's portfolio whenever necessary, in the Advisor's opinion, to meet the Fund's objective.  The Advisor attempts to maintain portfolio turnover rates of less than 100% each year.  For the Fund's fiscal years ended November 30 of 2017, 2016, and 2015, the Fund's portfolio turnover rates were 19.21%, 76.98%, and 37.05% respectively.

NET ASSET VALUE

The Fund's net asset value ("NAV") per share is normally calculated daily from Monday through Friday on each business day during which the New York Stock Exchange (the "Exchange") is open.  The Exchange is currently closed on weekends and on the following holidays: New Year's Day  Martin Luther King  Jr. Day, Presidents' Day, Good  Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding  Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

The Board of Directors has determined that the Fund's NAV be calculated as of the close of trading of the Exchange  (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. The Fund may compute its NAV per share more frequently if necessary to protect shareholders' interests.

NAV per share is determined by dividing the total value of the Fund's securities and other assets, less liabilities (including proper accruals of taxes and other expenses), by the total number of shares then outstanding, and rounding the result to the nearer cent.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

DIRECTORS AND OFFICERS

The Board of Directors supervises the business activities of the Company.  The Board of Directors approves all significant agreements between the Fund and the persons or companies furnishing services to it, including the Fund's agreements with the Advisor, administrator, fund accountant, transfer agent and custodian.  The management of the

Fund's day-to-day operations is delegated to its officers, the Advisor and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors.  Each Director serves as a director until the next annual meeting of shareholders or until his successor is duly elected.  Since the Fund dose not call shareholder meetings unless required under the 1940 Act, each Directors serves an indefinite term.  The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 369 Lexington Avenue, 20th Floor, New York, NY 10017.

The following table provides information regarding each Director who is not an "interested person" of the Company, as defined in the 1940 Act.

Name, Year of Birth	Position(s) Held with the Fund	Term of Office & Length of Time Served	Number of Portfolios Overseen By Director
David M. Fox 1948	Independent Director	Indefinite. Since 1997	1
	Principal Occupation During Past Five Years		Other Directorships Held by Director

President and CEO of David Fox & Associates, a television programming sales firm, since 2001.  President and CEO of myTVshop.com, Inc., an internet company, from 1999 to 2001.  President and CEO of Unapix Entertainment, a television and film sales firm, from 1992 to 1999.

			None

Name, Year of Birth	Position(s) Held with the Fund	Term of Office & Length of Time Served	Number of Portfolios Overseen By Director
Thomas R. Schwarz 1936	Independent Director	Indefinite. Since 1997	1
	Principal Occupation During Past Five Years		Other Directorships Held by Director
	Retired since 1994: President and COO of Dunkin Donuts, Inc., from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.		TransAct Technologies, Inc. Lebhar-Friedman, Inc. Sagittarius Brands

Name, Year of Birth	Position(s) Held with the Fund	Term of Office & Length of Time Served	Number of Portfolios Overseen By Director
Jeffrey J. Cianci 1958	Independent Director	Indefinite. Since December 2017	1
	Principal Occupation During Past Five Years		Other Directorships Held by Director
	Partner and Managing Director at 41-North Securities, a middle market private equity advisory and investment banking firm		None

The following table provides information regarding each Director and/or Officer who is an "interested person" of the Company, as defined in the 1940 Act, and each officer of the Company.

Name, Year of Birth	Position(s) Held with the Fund	Term of Office & Length of Time Served	Number of Portfolios Overseen By Director
Graham Y. Tanaka* 1948	Director, Chairman, CEO and President	Indefinite term as Director. Annual Term as an officer. Since 1997	1
	Principal Occupation During Past Five Years		Other Directorships Held by Director
	President of Tanaka Capital Management, Inc., investment advisor to the Fund, since 1986.		TransAct Technologies, Inc.

Name, Year of Birth	Position(s) Held with the Fund	Term of Office & Length of Time Served	Number of Portfolios Overseen By Director
Benjamin M. Bratt 1992	Treasurer, Secretary, CFO and Chief Compliance Officer	Annual Term. Since 2015	NA
	Principal Occupation During Past Five Years		Other Directorships Held by Director
	Analyst at Tanaka Capital Management, Inc., Mutual Fund Services at Brown Brothers Harriman & Co.		None

*Mr. Tanaka is considered an "interested person," as defined in the 1940 Act, of the Fund because of his affiliation with Tanaka Capital Management, Inc., the Advisor.

The Independent Directors will take $5,000 each as compensation from the Fund for their services to the Fund as Directors during the Fund’s fiscal year ended November 30, 2017.

The following table provides information regarding shares of the Fund owned or controlled by each Director as of December 31, 2017:

DIRECTOR	DOLLAR RANGE OF FUND SHARES HELD BY DIRECTOR
David M. Fox	$0 to $10,000
Thomas R. Schwarz	$0 to $10,000
Jeffrey J. Cianci	$0 to $10,000
Graham Y. Tanaka	Over $100,000

Additional Information about the Directors

The Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion.  The Board of Directors has also considered the contributions that each Director can make to the Board and the Trust.

As described in the table above, the Independent Directors have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Fund. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director: David M. Fox, executive experience in marketing, television, and sales; Thomas R. Schwarz, executive experience in consumer discretionary and other foreign and domestic businesses; Jeffrey J. Cianci, extensive experience in investment banking. References to the experience, qualifications, attributes or skills of the Directors are pursuant to requirements of the Securities and Exchange Commission and the appointment of Mr. Fox as Lead Independent Director, do not constitute holding out of the Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on the Board by reason thereof.

Board Structure

The Board of Directors is responsible for overseeing the management and operations of the Company and the Fund.  The Board consists of three Independent Directors and one Director who is an interested person of the Company.  Graham Tanaka, who is an interested person of the Company, serves as Chair of the Board.  The Board of Directors has one standing committee:  the Audit Committee.  The Audit Committee is chaired by an Independent Director and composed of all of the Independent Directors.

The members of the Audit Committee are:  David M. Fox, Thomas R. Schwarz and Jeffrey J. Cianci.  The Audit Committee met 2 times during the fiscal year ended November 30, 2017. The members of the Audit Committee are not “interested” persons of the Company (as defined in the 1940 Act). The primary responsibilities of the Company’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Company’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits.

The Board holds regular meetings each year to consider and act upon matters involving the Company and the Fund.  The Board also may hold special meetings to address matters arising between regular meetings.  The Independent Directors also regularly meet outside the presence of management and are advised by independent legal counsel.  These meetings may take place in person or by telephone.  Through the Audit Committee, the Independent Directors consider and address important matters involving the Company and the Fund, including those presenting conflicts or potential conflicts of interest for Company management.  The Board of Directors has determined that its committee helps ensure that the Fund has effective and independent governance and oversight.  Given the Advisor’s sponsorship of the Company, that investors have selected the Advisor to provide overall management to the Fund, and Mr. Tanaka’s senior leadership role within the Advisor, the Board elected him Chairman.  The Board reviews its structure regularly and believes that its leadership structure, including having two thirds of Independent Directors, coupled with the responsibilities undertaken by Mr. Tanaka, is appropriate and in the best interests of the Trust, given its specific characteristics.  The Board of Directors also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors from Fund management.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Company is the Board’s oversight of the risk management of the Company’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk.  The Company, the Advisor and the other service providers have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.  These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Directors exercises oversight of the risk management process through the Board itself and through the

Audit Committee.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Directors requires management of the Advisor and the Company, including the Company’s Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Company’s independent public accountants on internal control and financial reporting matters.  On at least an annual basis, the Independent Directors meet separately with the Fund’s CCO outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Company and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Fund, including their investment performance, as well as reports regarding the valuation of the Fund's securities.  In addition, in its annual review of the Fund's advisory agreement, the Board reviews information provided by the Advisor relating to its operational capabilities, financial condition and resources.  The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of funds in the Company and the effectiveness of its committee structure.

The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes, procedures and controls to eliminate or mitigate every occurrence or effect.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

INVESTMENT ADVISOR

Tanaka Capital Management, Inc. (the "Advisor"), 369 Lexington Avenue, 20th Floor, New York, New York 10017,  manages the investment of the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement").  Graham Y. Tanaka may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the Advisor.  The Advisory Agreement dated December 14, 1998 may be renewed annually only so long as such renewal and continuance is specifically approved by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the Company or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty on 60 days' notice by the Company's Board of Directors or by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisory Agreement was last renewed on December 14, 2017.  A discussion of the factors considered by the Board in renewing the Agreement can be found in the Fund's Annual Report to Shareholders, dated November 30, 2017.

The Advisor is paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund.  All expenses not specifically assumed by the Advisor are assumed by the Fund.  For the fiscal years ended November 30, 2017, 2016, and 2015 the Fund incurred advisory fees of $148,484, $160,284, and $163,836, respectively.

Effective December 1, 2017 through November 30, 2018, the Advisor contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs during that period, but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at: 2.45% of the average  daily net assets of the Class R shares during that period.

The Fund has agreed that any operating expenses of the Fund reimbursed by the Advisor shall be repaid to the Advisor by the Company in the first, second and third fiscal years following the fiscal year ending November 30, 2017, if the total annual operating expenses of the Fund (excluding brokerage costs; borrowing costs (such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) for each such year or years, after giving  effect to the repayment, do not exceed 2.45% of the average daily net assets of the Class R shares (or any expense  limitation or limitations to which the Fund and Advisor may otherwise agree).

Disclosure of Other Accounts Managed by the Advisor

The following table sets forth information concerning the types of accounts managed by the Advisor, including the

Fund, as of the date of this SAI.  It also includes information on accounts for which the Advisor's compensation is based, in whole or in part, on account performance.

Portfolio Manager Named in Prospectus	Types of Accounts Managed by Named Portfolio Manager(s)						Accounts for which the Advisor's compensation is based, in whole or in part, on account performance.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	No. of Accts.	Total Assets (mil)	No. of Accts.	Total Assets (mil)	No. of Accts.	Total Assets (mil)	No. of Accts.	Total Assets (mil)	No. of Accts	Total Assets (mil)	No. of Accts.	Total Assets (mil)
Graham Y. Tanaka	1	$13.2	0	0	29	$32.8	0	0	0	0	0	0

FUND SERVICES

Mutual Shareholder Shareholder Services, LLC ("MSS"), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147, acts as the Fund's transfer agent.  MSS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  For the fiscal year ended November 30, 2017, the Fund paid $19,767 in transfer agency fees.

In addition, MSS provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services.  For its services as fund accountant, MSS receives an annual fee from the Fund based on a percentage of Fund's assets.  For the fiscal year ended November 30, 2017, the Fund paid $21,000 in fund accounting expenses.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments.  The Custodian collects income when due and holds all of the Fund's portfolio securities and cash.  The Custodian is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the United States.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Sanville & Company, 1514 Old York Road, Abington, PA 19001, has been selected as independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2018. Sanville & Company performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTION

The Fund distributes its own securities and does not engage the services of a principal underwriter.

DISTRIBUTION AND SERVICE PLANS

The Company has adopted, in accordance with Rule 12b-1 under the 1940 Act, a Rule 12b-1 distribution and/or service plans pertaining to the Fund's Class R shares (the "Plan").  In adopting the Plan, a majority of the Independent Directors have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.  The Directors of the Company believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

Under the Plan, payments may be made by the Fund for the purpose of financing any activity primarily intended to result in the sales of Class R shares of the Fund as determined by the Board of Directors.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other  overhead.  To the extent any activity on behalf of the Class R shares is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Class R Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred on behalf of the Class R shares.

Among other things, the Plan provides that (1) the distributor or the Advisor, as the case may be, will submit to the  Board at least quarterly, and the Directors will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such  continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Directors, cast in person at a meeting called for that purpose;  (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding Class R shares; and (4) while the Plan is in effect, the selection and nomination of Directors who are not  "interested persons" (as defined in the 1940 Act) of the Fund shall be committed to the discretion of the Directors who are not "interested persons" of the Company.

A report of the amount expended pursuant to the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

Total fees incurred under the Distribution Plan for the year ended November 30, 2017 were $37,121.  For the year ended November 30, 2017, the Advisor earned 12b-1 fees in the amount of $22,398 and was owed fees of $2,756.

The Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Directors, including majority of the Independent Directors, cast in person at a meeting called for the purpose of considering such amendment provided that approval of the shareholders of the applicable class is required for any amendment to increase materially the costs which a class may bear for distribution pursuant to the Plan.  The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding voting securities of the Class R shares.

EXPENSES OF THE FUND

The Fund will pay its expenses not assumed by the Advisor, including, but not limited to, the following: distribution expenses; fund accounting expenses; custodian fees and expenses; stock transfer and dividend disbursing fees and expenses; taxes; expenses of the issuance and redemption of Fund shares (including registration and qualification fees and expenses); legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund.

The allocation of the general expenses of the Company among the Fund and any other series of the Company that may be created in the future will be made on a basis that the Company's Board of Directors deems fair and equitable, which may be based on the relative net assets of the series of the Company or the nature of the services performed and relative applicability to each series of the Company.

SPECIAL SHAREHOLDER SERVICES

As described briefly in the Prospectus, the Fund offers the following shareholder services:

Regular Account: The regular account allows for voluntary investments to be made at any time and is available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others.  Investors are free to make additions and withdrawals to or from their regular account as often as they wish.  Simply use the Account Application provided with the Prospectus to open your regular account.

Telephone Transactions:  You may redeem shares by telephone if you request this service at the time you complete the initial Account Application.  If you do not elect this service at that time, you may do so at a later date by putting your request in writing to the transfer agent and having your signature guaranteed.

The Fund and the transfer agent employ reasonable procedures designed to confirm the authenticity of your instructions communicated by telephone and, if the Fund or transfer agent does not, they may be liable for any losses due to unauthorized or fraudulent transactions.  As a result of this policy, a shareholder authorizing a telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund or transfer agent believes to be genuine.  When you request a telephone redemption, or exchange, if available, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record.  Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan:  Shareholders may also purchase additional Fund shares at regular, pre-selected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a U.S. banking institution which is an Automated Clearing House member.  Under the program, existing shareholders may authorize amounts to be debited from their bank account and invested in the Fund monthly or quarterly.  Shareholders wishing to participate in this program may obtain the applicable forms from the transfer agent.  Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the transfer agent.

GENERAL INFORMATION AND HISTORY

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it has currently allocated 150,000,000 shares to the Fund.  The Board of Directors can allocate the remaining authorized but unissued shares to the Fund, or may create additional series or classes and allocate shares to such series or classes.  Each series is required to have a suitable investment objective, policies and restrictions, to maintain a separate portfolio of securities suitable to its purposes, and generally to operate in the manner of a separate investment company as required by the 1940 Act. The Company does not issue share certificates.

If additional series were to be formed, the rights of existing series shareholders would not change, and the objective, policies and investments of each series would not necessarily be changed.  A share of any series would continue to have a priority in the assets of that series in the event of a liquidation.

The shares of each series when issued will be fully paid and non-assessable, will have no preference over other shares of the same series as to conversion, dividends, or retirement, and will have no preemptive rights.  The shares of any series will be redeemable from the assets of that series at any time at a shareholder's request at the current net asset value of that series determined in accordance with the provisions of the 1940 Act and the rules thereunder.  The Company's general corporate expenses (including administrative expenses) will be allocated among the series in proportion to net assets or as determined in good faith by the Board.

As of February 28, 2018, the Funds were aware that the following persons or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of each Fund.   Ownership by the entities listed below is believed to be of record, and not beneficial ownership.

Charles Schwab & Company, San Francisco, CA 94104

12.85%

National Financial Services, Boston, MA 02210

12.19%

Graham Tanaka, 369 Lexington Ave, 20th Floor, New York NY 10017

7.78%

TD Ameritrade, Omaha, NE 68103

6.56%

As of February 28, 2018, the Directors and Officers as a group owned beneficially (due to record ownership or power to vote or direct the investment) 7.78% of the Class R shares.

Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for each fractional share of stock.  All shareholders vote on matters that concern the Company as a whole.  Election of Directors or ratification of the independent accountants are examples of matters to be voted upon by all shareholders.  The Company is not required to hold a meeting of shareholders each year.  The Company intends to hold meetings of shareholders when it is required to do so by the General Corporation Law of Maryland or the 1940 Act.  Each series will vote separately on matters (1) when required by the General Corporation Law of Maryland, (2) when required by the 1940 Act, and (3) when matters affect only the interest of the particular series. An example of a matter affecting only one series is a proposed change in an investment restriction of that series.  The Fund shares will not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so.

ADDITIONAL TAX INFORMATION

The Fund has qualified, and intends to continue to qualify, as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated  investment  companies,  all of its taxable  income  will be  subject  to federal  tax at  regular  corporate  rates (without any deduction for  distributions to its  shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

PERFORMANCE CALCULATIONS

Total return and current yield are the two primary methods of measuring investment performance.  Occasionally, however, the Fund may include its distribution rate in sales literature.  Yield, in its simplest form, is the ratio of income per share derived from the Fund's portfolio investments to the current maximum offering price expressed in terms of percent.  The yield is quoted on the basis of earnings after expenses have been deducted.  Total return, on the other hand, is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.  The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.

Performance quotations by investment companies are subject to certain rules adopted by the Securities and Exchange Commission (the "Commission").  These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission.  Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission.

Total Return.  The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption.  "Average annual  total return," as defined by the Commission is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P       =

a hypothetical $1,000

                        T      =

average annual total return

                        n       =

number of years

                        ERV  =

ending redeemable value at the end of the

applicable period of the hypothetical $1,000

investment made at the beginning of the

applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete  redemption occurs at the end of the applicable period.

"Average annual total return after taxes on  distributions," as defined by the Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =

a hypothetical $1,000 initial investment

                       T        =

average annual total return (after taxes on

distributions)

                       n        =

number of years

                      ATVD =    ending value at the end of the applicable

period of the hypothetical $1,000 investment

made at the beginning of the applicable

period, after taxes on fund distributions but

not after taxes on redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

"Average annual total return after taxes on distributions and redemption," as defined by the Commission, is computed  by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:

P        =      a hypothetical $1,000 initial investment

T        =      average annual total return (after taxes on

                                              distributions and redemption)

n        =      number of years

ATVDR =  ending value at the end of the applicable

     period of the hypothetical $1,000 investment

     made at the beginning of the applicable

     period, after taxes on fund distributions and

     redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price as calculated in accordance with the prospectus (including any applicable sales load) on the reinvestment dates during the period.

Sales literature pertaining to the Fund may quote a distribution rate in addition to the yield or total return.  The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.  The distribution rate differs from the yield because it measures what the Fund paid to shareholders rather than what the Fund earned from investments.  It also differs from the yield because it may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income.  Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

Occasionally, statistics may be used to specify the Fund's volatility or risk.  Measures of volatility or risk are generally used to compare the Fund's changes in net asset value, or its performance relative to a market index.  One measure of volatility is Beta.  Beta is the volatility of the Fund relative to the total market as represented by the Standard & Poor's 500 Stock Index.  A Beta of more than 1.00 indicates volatility greater than the market, and a Beta of less than 1.00 indicates volatility less than the market.  Another measure of volatility or risk is standard deviation.  Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time.  The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the yield or return to shareholders only for the limited historical period used.

Comparison of Portfolio Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner.  Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare  these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.  Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Total Return Index ("S&P 500"), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index and the Russell 2000 Index.

From time to time, in advertising, marketing and other Fund literature, the performance of the Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations.  When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a fund's risk.  From time to time, the average price-earnings ratio and other attributes of the Fund's or the model portfolio's securities may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits.  Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund.  The description may include a "risk/return spectrum" which compares the Fund to other Tanaka funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns.  Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield.  Share price, yield and total return of a bond fund will fluctuate.  The share price and return of an equity fund also will fluctuate.  The description may also compare the Fund to bank products, such as certificates of deposit.  Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Advisor.  The Advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor.  In such a case, the Fund's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Fund to enable the Board to make a voting decision.  When the Board is required to make a proxy voting decision, only the Directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Advisor's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended November 30, 2017.  The Fund will provide the Annual Report without charge by calling the Fund at 1-877-4-TANAKA.

Appendix A

TANAKA CAPITAL MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

(Adopted July 25, 2003)

     Pursuant to the recent  adoption by the Securities and Exchange  Commission of Rule  206(4)-6  (17CFR  275.206(4)-6)  and  amendment  to Rule  204-2 (17 CFR 275.204-2)  under  the  Investment  Advisor  Act of 1940  (the  "Act"),  it is a fraudulent,  deceptive,  or  manipulative  act,  practice or course of business, within the meaning of Section  206(4) of the Act, for an  investment  Advisor to exercise  voting  authority  with respect to client  securities,  unless (i) the Advisor has adopted and  implemented  written  policies and procedures  that are reasonably  designed  to  ensure  that the  Advisor  votes  proxies  in the best interests of its clients, (ii) the Advisor describes its proxy voting procedures to its clients and provides copies on request,  and (iii) the Advisor  discloses to clients  how they may  obtain  information  on how the  Advisor  voted  their proxies.

     In order to fulfill  its  responsibilities  under the Act,  Tanaka  Capital Management,  Inc. (hereinafter "we" or "our") has adopted the following policies and  procedures  for  proxy  voting  with  regard  to  companies  in  investment portfolios of our clients.  It should be noted,  however,  that due to differing circumstances  among  clients,  some  clients  receive  and vote  their  proxies themselves.

KEY OBJECTIVES

--------------

     The key  objectives  of these  policies  and  procedures  recognize  that a company's management is entrusted with the day-to-day operations and longer term strategic  planning of the company,  subject to the  oversight of the  company's board  of  directors.  While  "ordinary  business  matters"  are  primarily  the responsibility  of management and should be approved solely by the corporation's board  of  directors,   these  objectives  also  recognize  that  the  company's shareholders  must  have  final  say  over  how  management  and  directors  are performing,  and how shareholders'  rights and ownership  interests are handled, especially  when matters could have  substantial  economic  implications  to the shareholders.

DECISION METHODS

----------------

     We generally believe that the individual portfolio managers and analysts that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes.  Therefore, we rely on those individuals to make the decisions on how to cast proxy votes.  The research staff will then physically vote the proxies in a timely manner, and keep the required records.

     In some  instances,  a proxy  vote  may  present  a  conflict  between  the interests of a client,  on the one hand, and our interests or the interests of a person  affiliated  with us, on the other.  In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

SUMMARY OF VOTING GUIDELINES FOR COMMON ISSUES

----------------------------------------------

     In general, barring any unusual circumstances, we will tend to vote in the following manner.

ROUTINE ELECTION OF THE BOARD OF DIRECTORS	FOR
APPROVAL OF INDEPENDENT AUDITORS	FOR
ISSUANCE OF AUTHORIZED COMMON STOCK	FOR
EQUITY-BASED COMPENSATION PLANS	CASE BY CASE
STOCK REPURCHASE PLANS	FOR
STOCK SPLITS	FOR
CLASSIFIED BOARDS	AGAINST
REQUIRE SHAREHOLDER APPROVAL OF GOLDEN PARACHUTES	FOR
REQUIRE SHAREHOLDER APPROVAL OF POISON PILL	FOR
SHAREHOLDERS' RIGHT TO ACT BY WRITTEN CONSENT	FOR
SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS	FOR

CLIENT INFORMATION

------------------

A copy of these Proxy Voting Policies and Procedures is available to our clients, free of charge, upon request, by calling (collect) 212-490-3380.  We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charges, upon request, information regarding the proxy votes cast by us with regard to the client's securities.

PART C.

OTHER INFORMATION

Item 23.

Exhibits

(a)

Articles of Incorporation.    Amended and Restated Articles of Incorporation, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, are hereby incorporated by reference.

(b)

By-laws.    Amended By-laws, which were filed as an Exhibit to Registrant's Post- Effective Amendment No. 5, are hereby incorporated by reference.

(c)

Instruments Defining Rights of Security Holders.    None, other than in the Amended and Restated Articles of Incorporation and By-laws of the Registrant

(d)

Investment Advisory Contracts.

(i)

Form of Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(ii)

Signature page of the Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(e)

Underwriting Contracts.

(i)

Distribution Agreement between Unified Financial Securities, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 3, is hereby incorporated by reference.

(ii)

Form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 3, is hereby incorporated by reference.

(f)

Bonus or Profit Sharing Contracts.    None.

(g)

Custodial Agreements.    Form of Registrant's agreement with the custodian, The Huntington National Bank, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 6, is hereby incorporated by reference.

(h)

Other Material Contracts.

(i)

Form of Mutual Fund Services Agreement between Mutual Shareholder Services, LLC and the Registrant on behalf of the TANAKA GROWTH FUND, is filed herewith.

(i)

Legal Opinion.    Opinion & Consent of David Jones, Esquire which was filed as an Exhibit to

  Post-Effective Amendment No. 7, is hereby incorporated by reference.

(j)

Other Opinions.    Consent of Sanville & Company is filed herewith.

(k)

Omitted Financial Statements.    None.

(l)

Initial Capital Agreements.    Investment Representations Letter, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(m)

Rule 12b-1 Plan.

(i)

Distribution and Service Plan (Class A shares only), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(ii)

Distribution and Service Plan (Class B shares only), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(iii)

Distribution and Service Plan (Class R shares only), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(iv)

Form of Shareholder Service Agreement (Class A and Class B shares), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(v)

Form of Letter Agreement (Class R shares), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(n)

Rule 18f-3 Plan.    None

(o)

Reserved.

(p)

Codes of Ethics.    Code of Ethics of Registrant and its Adviser, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 3, is hereby incorporated by reference.

(q)

Powers of Attorney.

(i)

Powers of Attorney for the Registrant (and certificate with respect thereto) and certain directors and officers of the Registrant which were filed as an Exhibit to Post-Effective Amendment No. 1, are hereby incorporated by reference.

(ii)

Power of Attorney for a director of the Registrant, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(iii)

Power of Attorney for the Treasurer, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(iv)

Power of Attorney for the Treasurer and Chief Financial Officer, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 6, is hereby incorporated by reference.

Item 24.

Control Persons.    None.

Item 25.

Indemnification.

The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide for indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the 1940 Act for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Fund and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, it directors and officers, and could cover its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.

Business and Other Connections of Investment Adviser.

See the Prospectus, generally and the Statement of Additional Information section entitled "Directors and Officers" for the activities and affiliations of the officers and directors of the Investment Advisor to the Registrant.  Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.

Principal Underwriter.

The Trust continuously offers shares and distributes its own shares.

(a)

Not applicable

(b)

Not applicable

(c)

Not applicable

Item 28.

Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 369 Lexington Avenue, 20th Floor, New York, NewYork 10017 and/or by the Registrant's Custodian, The Huntington National Bank, Easton Business Service  Center, 7 Easton Oval EA4E72, Columbus, OH 43219, Attention Director, Mutual Fund Custody, and/or by the Registrant's transfer and shareholder service agent, Mutual Shareholder Services, LLC, 8000 Towne Centre Drive, Suite 400, Broadview Heights, OH 44147.

Item 29.

Management Services

None.

Item 30.

Undertakings.

The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940.  Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment # 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in New York, NY on the 2nd day of April, 2018.

TANAKA FUNDS, INC.

/s/ Graham Y. Tanaka*

By: GRAHAM Y. TANAKA

President

Pursuant to the requirements of the Securities Act of 1933, this Amendment # 28 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ Graham Y. Tanaka*

April 2, 2018

GRAHAM Y. TANAKA, DIRECTOR, PRESIDENT

/s/ David M. Fox*

April 2, 2018

DAVID M. FOX, DIRECTOR

/s/ Thomas R. Schwarz*

April 2, 2018

THOMAS R. SCHWARZ, DIRECTOR

/s/ Jeffrey J. Cianci *

April 2, 2018

JEFFREY J. CIANCI, DIRECTOR

/s/ Benjamin M. Bratt *

April 2, 2018

BENJAMIN M. BRATT, TREASURER

*  By David D. Jones, Esq., pursuant to Limited Power of Attorney.

EXHIBIT INDEX

1.  Consent of Registered Independent Public Accounting Firm ...........EX-99.23.j